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Allison M Fumai allison.fumai@dechert.com +1 212 698 3526 Direct +1 698 698 3599 Fax

VIA EDGAR

May 3, 2023

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:       Morgan Stanley Insight Fund

File Nos. 033-63685; 811-7377

Ladies and Gentlemen:

On behalf of Morgan Stanley Insight Fund (“Registrant”) and pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Securities Act”), I hereby certify that (i) the form of prospectus and statement of additional information contained in Post-Effective Amendment No. 75 to Registrant’s Registration Statement on Form N-1A, filed on April 28, 2023, constituting the most recent amendment to this Registration Statement (the “Amendment”), that would have been filed pursuant to Rule 497(c) under the Securities Act would not have differed from that contained in the Amendment, and (ii) the text of the Amendment was filed electronically with the Securities and Exchange Commission on April 28, 2023, accession number 0001133228-23-003202.

If you have any questions, please feel free to contact me at 212.698.3526 (tel) or 212.698.3599 (fax).

Very truly yours,

/s/ Allison Fumai
Allison Fumai